Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [text block]
Future minimum rentals payable as of December 31 are the following:

	2018	2017
	US$(000)	US$(000)

Within one year	1,543	1,543
After one year but not more than five years	5,787	6,173
More than five years	-	1,157

	7,330	8,873

Disclosure of finance lease and operating lease by lessor [text block]
The Group leases for several of its assets. These leases have purchase options. Below is a table showing future minimum lease payments and the present value of these payments:

	2018		2017
	Minimum payments	Present value of payments	Minimum payments	Present value of payments
	US$(000)	US$(000)	US$(000)	US$(000)

Within a year	53,607	41,634	56,915	40,224
After one year but not more than five years	210,252	200,019	267,962	241,652

Total minimum lease payments	263,859	241,653	324,877	281,876

Less - amounts representing finance charges	(22,206)	-	(43,001)	-

Present value of minimum lease payments	241,653	241,653	281,876	281,876

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of commitments [text block]	The table below sets out the outstanding signed commitments at year ends by financial institution.

	2018	2017
	US$(000)	US$(000)

Banco de Credito del Peru (a)	114,251	123,729
BBVA Continental	190,000	190,000
Scotiabank	235,000	190,000

	539,251	503,729

(a)	Letters of guarantee of Banco de Credito del Peru include US$6,321,000 related to San Jose Reservoir Trust in 2017. In 2018 letters of guarantee were not required.